Note 4 - Accounting Policies and Recently Adopted Accounting Pronouncements (Details Textual) $ / shares in Units, $ in Thousands		1 Months Ended	3 Months Ended		12 Months Ended
	Jan. 24, 2024 USD ($) $ / shares shares	Jul. 31, 2023 USD ($)	Jun. 30, 2023 USD ($)	Mar. 31, 2023 USD ($)	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Jun. 30, 2025 USD ($) $ / shares	Dec. 01, 2024 USD ($)
Indefinite-Lived Intangible Assets (Excluding Goodwill), Fair Value Disclosure								$ 1,800
Indefinite-Lived Intangible Assets (Excluding Goodwill)					$ 24,130	$ 25,250	$ 24,130	$ 2,900
Impairment of Intangible Assets (Excluding Goodwill)					$ 1,120	0
Number of Reporting Units					1
Goodwill, Impairment Loss			$ 2,600	$ 500	$ 0	3,058
Goodwill			$ 0			0
Foreign Currency Transaction Gain, before Tax					300
Liability for Contingent Milestone Payment, Noncurrent					$ 0	$ 15,000
Common Stock, Par or Stated Value Per Share (in dollars per share) | $ / shares					$ 0.001	$ 0.001	$ 0.001
Deferred Income Tax Expense (Benefit)					$ (210)	$ 0
State and Local Income Tax Expense (Benefit), Continuing Operations					$ 200
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount (in shares) | shares					295,000	6,000
Non-US [Member]
Intangible Assets, Net (Excluding Goodwill)					$ 24,100	$ 25,300
Exchange and Termination Agreement [Member] | Deerfield Loan [Member] | Deerfield Management, L.P. [Member]
Liability for Contingent Milestone Payment, Noncurrent	$ 15,000
Exchange and Termination Agreement with Deerfield Management Company, L.P. [Member]
Termination Agreement, Payable	$ 200
Stock Issued During Period, Shares, New Issues (in shares) | shares	676
Common Stock, Par or Stated Value Per Share (in dollars per share) | $ / shares	$ 0.001
Executive [Member]
Severance Costs		$ 500				$ 200
Minimum [Member]
Property, Plant and Equipment, Useful Life (Year)					3 years
Maximum [Member]
Property, Plant and Equipment, Useful Life (Year)					10 years